Share-Based Compensation (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands				12 Months Ended
	Feb. 06, 2023 shares	Aug. 12, 2022 ¥ / shares shares	Aug. 12, 2022 $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2023 $ / shares
Share-Based Compensation [Line Items]
Purchase ordinary shares (in Shares) | shares		4,000,000	4,000,000
Exercise price per share | (per share)		¥ 1.64	$ 0.2305
Intrinsic value | (per share)		¥ 0.01	$ 0.002
Share-based compensation expenses					$ 1,987	¥ 13,627
Unvested share options granted				¥ 2,684	$ 22,258	3,942
Restricted share agreement description				the Company granted 536,990 ADSs to an executive office. Pursuant to the agreement entered into between the Company and the grantee, the ADSs vest over a five-year service period starting from the date of grant, with 100,000 ADSs, 100,000 ADSs, 136,990 ADSs, 100,000 ADSs and the remaining 100,000 ADSs being vested on June 30 of each of the years starting from 2024 to 2028, respectively, subject to the continuous service of the grantee (“RSUs”).	the Company granted 536,990 ADSs to an executive office. Pursuant to the agreement entered into between the Company and the grantee, the ADSs vest over a five-year service period starting from the date of grant, with 100,000 ADSs, 100,000 ADSs, 136,990 ADSs, 100,000 ADSs and the remaining 100,000 ADSs being vested on June 30 of each of the years starting from 2024 to 2028, respectively, subject to the continuous service of the grantee (“RSUs”).
Restricted share units market price (in Dollars per share) | $ / shares					$ 6.35
Recognized over a weighted-average period				4 years 6 months	4 years 6 months
Options granted | ¥				¥ 9,918
Weighted-average period				1 year 3 months	1 year 3 months
Forfeiture rate				17.00%	17.00%
2012 Option G [Member]
Share-Based Compensation [Line Items]
Share-based compensation expenses | ¥				¥ 1,481		¥ 461
521 Plan [Member]
Share-Based Compensation [Line Items]
Termination of employment or agency contract				The unvested share options expense relating to the share options with a graded vesting schedule is expected to be recognized over a weighted-average period of 2.6 years on a straight-line basis at an amount which at least equals the portion of the grant-date fair value of the 2022 Options that are vested at that date.	The unvested share options expense relating to the share options with a graded vesting schedule is expected to be recognized over a weighted-average period of 2.6 years on a straight-line basis at an amount which at least equals the portion of the grant-date fair value of the 2022 Options that are vested at that date.
Option D1 [Member]
Share-Based Compensation [Line Items]
Options grant percentage		30.00%	30.00%
Option D2 [Member]
Share-Based Compensation [Line Items]
Options grant percentage		30.00%	30.00%
Option D3 [Member]
Share-Based Compensation [Line Items]
Options grant percentage		20.00%	20.00%
Option D4 [Member]
Share-Based Compensation [Line Items]
Options grant percentage		20.00%	20.00%
Directors And Employees [Member] | 2012 Option G [Member]
Share-Based Compensation [Line Items]
Options to purchase ordinary shares (in Shares) | shares	13,680,000
Description of option grantees				Pursuant to the option agreements entered into between the Company and the option grantees, the options vest over a two-year service period starting from the date of grant, with 50% and the remaining 50% of the options being vested on March 31, 2024 and March 31, 2025, respectively, subject to the continuous service of the option grantees and the achievement of the performance conditions.	Pursuant to the option agreements entered into between the Company and the option grantees, the options vest over a two-year service period starting from the date of grant, with 50% and the remaining 50% of the options being vested on March 31, 2024 and March 31, 2025, respectively, subject to the continuous service of the option grantees and the achievement of the performance conditions.
Exercise price of options | (per share)				¥ 0.35			$ 0.05
Intrinsic value of per ordinary share | (per share)				¥ 2.22			$ 0.3125